ITEM 1. SCHEDULE OF INVESTMENTS

T. Rowe Price Reserve Investment Fund

Unaudited

August 31, 2008

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par	Value
ASSET BACKED SECURITIES 0.1%		
Capital Auto Receivables Asset Trust Series 2008-1, Class A2 3.386%, 2/17/09 (1)	3,921	3,921
DaimlerChrysler Auto Trust Series 2008-A, Class A1 3.152%, 3/9/09 (1)	2,743	2,743
Ford Credit Auto Owner Trust Series 2008-A, Class A1 4.018%, 2/13/09 (1)	271	271
Total Asset Backed Securities (Cost $6,935)		6,935
BANK NOTE 1.8%		
KBC Bank, VR, 3.136%, 6/12/09	48,000	48,000
U.S. Bank, 2.73%, 11/14/08	39,000	39,000
U.S. Bank, 2.75%, 11/20/08	39,000	39,000
Wells Fargo Bank, 2.42%, 9/4/08	5,000	5,000
Wells Fargo Bank, 2.42%, 9/12/08	68,000	68,000
Total Bank Note (Cost $199,000)		199,000
BANKERS' ACCEPTANCES 0.0%		
JPMorgan Chase Bank, 2.35%, 9/29/08	2,300	2,296
Total Bankers' Acceptances (Cost $2,296)		2,296
CERTIFICATES OF DEPOSIT 24.6%		
Domestic 6.2% (2)		
Allied Irish Banks, 3.214%, 8/5/09	43,000	43,000
American Express Bank, 2.70%, 9/2/08	28,000	28,000
American Express Bank, 2.87%, 11/26/08	26,000	26,000
American Express Centurion Bank, 2.85%, 12/1/08	30,000	30,000
BB&T, 3.00%, 1/5/09	60,000	60,000

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.

Unaudited

August 31, 2008

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (T. Rowe Price Reserve Fund) and T. Rowe Price Government Reserve Investment Fund (T. Rowe Price Government Reserve Fund) are two portfolios (collectively, the T. Rowe Price Reserve Investment Funds) established by the corporation.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncements

On June 1, 2008, each fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the funds’ net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the financial statements and related disclosures for the T. Rowe Price Reserve Investment Funds.

NOTE 2 - VALUATION

Each fund values its investments and computes its net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the 1940 Act, securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Various inputs are used to determine the value of a fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market. A fund’s investments are summarized by level, based on the inputs used to determine their values. On August 31, 2008, all of the funds’ investments were classified as Level 2.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with each fund’s investment objective, the funds engage in the following practices to manage exposure to certain risks or to enhance performance. The investment objectives, policies, program, and risk factors of the funds are described more fully in the funds’ prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

:Restricted Securities

The funds may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At August 31, 2008, the cost of investments for federal income tax purposes was $10,994,162,000 and $1,081,399,000 for the T. Rowe Price Reserve Fund and the T. Rowe Price Government Reserve Fund, respectively.